Lease commitments:	12 Months Ended
Mar. 31, 2011
Lease commitments:

22. Lease commitments:

NIDEC leases certain assets under capital lease and operating lease arrangements. An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31,
Class of property	2010	2011	2011
Machinery and equipment	¥6,182	¥5,173	$62,213
Other leased assets	447	195	2,345
Less—Accumulated amortization	(5,022)	(3,792)	(45,604)

	¥1,607	¥1,576	$18,954

Amortization expenses under capital leases for the years ended March 31, 2009, 2010 and 2011 were ¥1,553 million, ¥1,005 million and ¥1,039 million ($12,495 thousand), respectively.

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2011 are as follows:

	Yen in millions	U.S. dollars in thousands
Year ending March 31:
2012	¥1,137	$13,674
2013	611	7,348
2014	282	3,392
2015	121	1,455
2016	86	1,034
2017 and thereafter	17	205

Total minimum lease payments	2,254	27,108
Less—Amount representing interest	(63)	(758)

Present value of net minimum lease payments	2,191	26,350
Less—Current obligations	(1,101)	(13,241)

Long-term capital lease obligations	¥1,090	$13,109

Rental expenses under operating leases for the years ended March 31, 2009, 2010 and 2011 were ¥1,351 million, ¥1,674 million and ¥1,472 million ($17,703 thousand), respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2011 are as follows:

	Yen in millions	U.S. dollars in thousands
Year ending March 31:
2012	¥1,276	$15,346
2013	948	11,401
2014	592	7,120
2015	280	3,367
2016	185	2,225
2017 and thereafter	963	11,581

Total minimum future rentals	¥4,244	$51,040

NIDEC is a lessor in direct financing leases and operating leases for which a portion of the land, office and manufacturing facilities is subleased over various terms. The direct financing leases did not have a material impact on our consolidated financial position or results of operations.

Rental revenues under operating leases for the years ended March 31, 2009, 2010 and 2011 were ¥168 million, ¥317 million and ¥376 million ($4,522 thousand), respectively.

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms at March 31, 2011 are as follows:

	Yen in millions	U.S. dollars in thousands
Year ending March 31:
2012	¥371	$4,462
2013	344	4,137
2014	116	1,395
2015	—	—
2016	—	—
2017 and thereafter	—	—

Total minimum future rentals	¥831	$9,994